Leases (Tables)	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Summary of Maturity Profile of Lease Liabilities
The table below summarizes the maturity profile of the Company’s lease liabilities based on contractual undiscounted payments:

	Carrying amount	<1 year	1-5 years	>5 years	Total contractual cash flows
	(EUR’000)
September 30, 2019
Lease liabilities	36,927	5,524	19,819	18,185	43,528